UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23213

USCF MUTUAL FUNDS TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS.

The following is a copy of the Registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

USCF Commodity Strategy Fund

USCFX | USCIX

Semi-Annual Report

12.31.2017

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE USCF MUTUAL FUNDS TRUST - USCF COMMODITY STRATEGY FUND, SUMMERHAVEN DYNAMIC COMMODITY INDEX TOTAL RETURNSM, BLOOMBERG COMMODITY INDEX TOTAL RETURNSM AND S&P GOLDMAN SACHS COMMODITY INDEX TOTAL RETURN® FROM MARCH 31, 2017 (INCEPTION DATE)* TO DECEMBER 31, 2017.

The following graph shows the value as of December 31, 2017, of a $10,000 investment made on March 30, 2017 (commencement of operations) in Class I Shares. For comparative purposes, the performance of the Fund’s benchmark, SummerHaven Dynamic Commodity Index Total ReturnSM1 (SDCITR) and the performance of Bloomberg Commodity Index Total ReturnSM2 and S&P Goldman Sachs Commodity Index Total Return®3 are shown. Performance of Class A Shares will vary from Class I Shares due to differences in class specific fees and any applicable sales charges.

2	Semi-Annual Report December 31, 2017

	6 Months	Fund’s Since Inception Return
	Return	(3/31/2017)
USCF Commodity Strategy Fund (Class A) No Load	10.17%	7.92%
USCF Commodity Strategy Fund (Class A) With Load	4.45%	4.58%
USCF Commodity Strategy Fund (Class I)	10.36%	8.20%
SummerHaven Dynamic Commodity Index Total ReturnSM	11.25%	9.63%
Bloomberg Commodity Index Total ReturnSM	7.35%	4.13%
S&P Goldman Sachs Commodity Index Total Return®	17.83%	11.39%

*	The Fund’s performance inception date is March 31, 2017. The Fund started accruing expenses and commenced operations on March 30, 2017.
[1]	The SummerHaven Dynamic Commodity Index Total ReturnSM (SDCITR) is an index designed to reflect the performance of a fully margined and collateralized portfolio of exchange-traded commodities futures contracts. The total return of the SDCITR is based upon the market price movements of its component futures contracts and the return on the hypothetical investments used to collateralize those futures contracts. At any time, the SDCITR is comprised of 14 commodity futures contracts (the “Component Futures Contracts”), weighted equally by notional amount, selected each month based upon a universe of 27 eligible commodities and futures contracts for those commodities. The eligible futures contracts are traded on the Futures Exchanges in major industrialized countries, and typically have active and liquid markets. As of December 31, 2017, the universe of eligible commodities, categorized into six commodity sectors, including: energy, precious metals, industrial metals, grains, softs, and livestock. The SDCITR is rules-based and reconstituted and rebalanced monthly using quantitative formulas, subject to the constraint that each of the six commodity sectors above must be represented by at least one Component Futures Contract.
[2]	The Bloomberg Commodity Index Total ReturnSM (BCOM) is an index that tracks the performance of 22 broadly diversified commodity futures contracts. Prior to July 1, 2014, BCOM was known as the Dow Jones-UBS Commodity Index.
[3]	The S&P Goldman Sachs Commodity Index Total Return® (SPGSCI) is a composite index representing the unleveraged, long-only performance of a diversified group of commodity futures contracts. The returns are calculated on a fully collateralized basis with full reinvestment.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investments returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than the original cost.

3

DISCLOSURE OF FUND EXPENSES (unaudited)

As a shareholder of the USCF Commodity Strategy Fund (the “Fund”), a series of the USCF Mutual Funds Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as sales loads, and (2) ongoing costs, including management fees, distribution and service fees (with respect to Class A Shares) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 until December 31, 2017.

Actual Expenses. The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line under each share class in the table below provides information about hypothetical account values and hypothetical net expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included your costs would have been higher.

4	Semi-Annual Report December 31, 2017

USCF MUTUAL FUNDS TRUST - USCF COMMODITY STRATEGY FUND

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During the Period (a)	Annualized Expense Ratio
CLASS A
Actual Fund Return	$1,000.00	$1,101.70	$6.90	1.30%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.64	$6.62	1.30%
CLASS I
Actual Fund Return	$1,000.00	$1,103.60	$5.04	0.95%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%

(a)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the classes’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

5

USCF MUTUAL FUNDS TRUST - USCF COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

AT DECEMBER 31, 2017

Besides the following listed futures contracts, treasury bills and time deposits of the Fund and it’s wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2017.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2017 (see Security Valuation in the Consolidated Notes to Financial Statements):

				Value/
				Unrealized Gain
	Number			(Loss) on Open
	of	Notional	Expiration	Commodity	% of Total
	Contracts	Amount	Date	Contracts	Net Assets
Open Futures Contracts - Long
Foreign Contracts
LME Zinc Futures LX January 2018 contracts	2	$161,313	Jan-18	$5,438	0.2%
LME Aluminum Futures LA February 2018 contracts	5	250,438	Feb-18	32,907	1.2%
ICE Brent Crude Oil Futures CO April 2018 contracts	3	198,920	Feb-18	400	0.0%*
LME Lead Futures LL April 2018 contracts	3	179,775	Apr-18	6,938	0.3%
LME Nickel Futures LN April 2018 contracts	3	212,265	Apr-18	17,739	0.7%
LME Tin Futures LT May 2018 contracts	2	194,995	May-18	5,028	0.2%
LME Lead Futures LL August 2018 contracts	3	189,731	Aug-18	(2,504)	(0.1)%
LME Zinc Futures LX August 2018 contracts	2	163,387	Aug-18	1,056	0.0%*
ICE-US Gas Oil Futures QS December 2018 contracts	3	167,050	Dec-18	2,525	0.1%
	26	1,717,874		69,527	2.6%
United States Contracts
CME Live Cattle Futures LC February 2018 contracts	4	194,510	Feb-18	(30)	0.0%*
COMEX Copper Futures HG March 2018 contracts	2	156,112	Mar-18	8,912	0.3%
NYMEX Natural Gas Futures NG April 2018 contracts	7	186,190	Mar-18	6,240	0.2%
CME Feeder Cattle Futures FC March 2018 contracts	3	213,175	Mar-18	837	0.0%*

The accompanying consolidated notes are an integral part of the financial statements.

6	Semi-Annual Report December 31, 2017

USCF MUTUAL FUNDS TRUST - USCF COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

AT DECEMBER 31, 2017 (continued)

				Value/
				Unrealized Gain
	Number			(Loss) on Open
	of	Notional	Expiration	Commodity	% of Total
	Contracts	Amount	Date	Contracts	Net Assets
LME Aluminum Futures LA April 2018 contracts	3	$169,994	Apr-18	$415	0.0%*
ICE-US Sugar #11 Futures SB May 2018 contracts	12	202,989	Apr-18	(1,120)	0.0%*
NYMEX Heating Oil Futures HO June 2018 contracts	2	155,908	May-18	10,261	0.4%
CBOT Wheat Futures W July 2018 contracts	8	197,950	Jul-18	(16,650)	(0.6)%
COMEX Gold Futures GC August 2018 contracts	2	261,100	Aug-18	3,580	0.1%
	43	1,737,928		12,445	0.4%
Open Futures Contracts - Short**
Foreign Contracts
LME Zinc Futures LX January 2018 contracts	2	(165,400)	Jan-18	(1,363)	(0.1)%
LME Aluminum Futures LA February 2018 contracts	5	(258,569)	Feb-18	(24,808)	(0.9)%
LME Lead Futures LL April 2018 contracts	3	(184,075)	Apr-18	(2,657)	(0.1)%
LME Nickel Futures LN April 2018 contracts	3	(188,520)	Apr-18	(41,504)	(1.5)%
	13	(796,564)		(70,332)	(2.6)%
Total Open Futures Contracts***	82	$2,659,238		$11,640	0.4%

The accompanying consolidated notes are an integral part of the financial statements.

7

USCF MUTUAL FUNDS TRUST - USCF COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)
AT DECEMBER 31, 2017 (continued)

	Principal	Market	% of Total
	Amount	Value	Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
1.12%, 1/04/2018	$100,000	$99,991	3.7%
1.11%, 1/11/2018	100,000	99,969	3.7%
1.10%, 1/18/2018	100,000	99,949	3.7%
1.12%, 1/25/2018	100,000	99,926	3.7%
1.12%, 2/01/2018	100,000	99,904	3.7%
1.13%, 2/08/2018	100,000	99,881	3.7%
1.10%, 2/22/2018	150,000	149,764	5.5%
1.09%, 3/01/2018	150,000	149,733	5.5%
1.14%, 3/08/2018	100,000	99,792	3.7%
1.16%, 3/22/2018	50,000	49,872	1.9%
1.17%, 3/29/2018	50,000	49,859	1.9%
1.19%, 4/05/2018	150,000	149,535	5.5%
1.22%, 4/12/2018	100,000	99,659	3.7%
1.23%, 4/19/2018	100,000	99,635	3.7%
1.25%, 4/26/2018	50,000	49,802	1.9%
1.27%, 5/03/2018	50,000	49,786	1.9%
1.32%, 5/10/2018	50,000	49,765	1.9%
1.37%, 5/17/2018	50,000	49,744	1.9%
1.37%, 5/24/2018	150,000	149,191	5.5%
1.43%, 5/31/2018	50,000	49,704	1.8%
1.46%, 6/14/2018	50,000	49,671	1.8%
1.49%, 6/21/2018	50,000	49,648	1.8%
1.50%, 6/28/2018	50,000	49,632	1.8%
Total Cash Equivalents		$1,994,412	73.9%

The accompanying consolidated notes are an integral part of the financial statements.

8	Semi-Annual Report December 31, 2017

USCF MUTUAL FUNDS TRUST - USCF COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

AT DECEMBER 31, 2017 (continued)

	Face	Market	% of Total
	Amount	Value	Net Assets
Short-Term Investments
Time Deposits
Citibank, 0.92% due 01/02/2018	$186,835	$186,835	6.9%
Citibank, 0.92% due 01/02/2018	51,074	51,074	1.9%
Total Time Deposits
(Cost $237,909)		$237,909	8.8%

United States Treasury Obligations
U.S. Treasury Bills:
1.33%, 7/19/2018	50,000	49,635	1.8%
1.49%, 8/16/2018	50,000	49,535	1.8%
1.69%, 11/08/2018	50,000	49,281	1.8%
1.70%, 12/06/2018	50,000	49,214	1.8%
Total United States Treasury Obligations
(Cost $197,665)		$197,665	7.2%
Total Short-Term Investments
(Cost $435,574)		$435,574	16.0%
Total Investments
(Cost $2,441,626)(a)		$2,441,626	90.3%
Other Assets in Excess of Liabilities		262,896	9.7%
Total Net Assets		$2,704,522	100.0%
*	Position represents less than 0.05%.
**	All short contracts are offset by the same number of Futures Contracts in the corresponding long positions and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $516,279 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $2,441,626.

Summary of Investments by Country^
United States	100.0%
United Kingdom	0.0%*
Total	100.0%

^	As a percentage of total investments. All securities are listed on U.S. Exchanges.
*	Position represents less than 0.05%.

The accompanying consolidated notes are an integral part of the financial statements.

9

USCF MUTUAL FUNDS TRUST - USCF COMMODITY STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2017 (unaudited)

Assets:
Investments, at Market Value:
Cash and Cash Equivalents	$2,232,321
Short-Term Investments	197,665
Net Unrealized Appreciation (Depreciation) on Open Futures Contracts	11,640
2,441,626
Cash	267,298
Receivables:
From Manager	61,512
Dividends and Interest Receivable	50
Total Assets	2,770,486
Liabilities:
Payables:
Accrued Management Fees	1,778
Accrued Sub Advisor Fees	888
Accrued Distribution and Service Fees - Class A	22
Accrued Administrative Agency Fees	36,643
Accrued Miscellaneous Expenses	26,633
Total Liabilities	65,964
Total Net Assets	$2,704,522
Net Assets Consist of:
Capital Paid In	$2,460,544
Accumulated Undistributed Net Investment Income (Loss)	(501)
Accumulated Net Realized Gain (Loss) on Futures Contracts	232,839
Net Unrealized Appreciation (Depreciation) on Open Futures Contracts	11,640
Total Net Assets	$2,704,522
Net Asset Value Per Share:
Class A
Total Net Assets	$107,917
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	4,000
Net Asset Value	$26.98
Class I
Total Net Assets	2,596,605
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	96,000
Net Asset Value	$27.05
Investments, at Cost	$2,441,626

The accompanying consolidated notes are an integral part of the financial statements.

10	Semi-Annual Report December 31, 2017

USCF MUTUAL FUNDS TRUST - USCF COMMODITY STRATEGY FUND
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (unaudited)

Investment Income:
Interest Income	$11,944
Total Investment Income	11,944

Expenses:
Management Fees	10,327
Sub Advisor Fees	775
Administrative Agency Fees	74,743
Distribution and Service Fees - Class A	129
Trustees Fees	5,294
Professional Fees	22,685
Shareholder Reporting Fees	3,781
Total Expenses	117,734
Less Fees Waived (Note 4) - Class A	(4,155)
Less Fees Waived (Note 4) - Class I	(101,134)
Net Expenses	12,445
Net Investment Income (Loss)	(501)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Futures Contracts	221,131
Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts	32,226
Net Change in Realized and Unrealized Gain (Loss) on Futures Contracts	253,357
Net Increase (Decrease) in Net Assets Resulting from Operations	$252,856

The accompanying consolidated notes are an integral part of the financial statements.

11

USCF MUTUAL FUNDS TRUST - USCF COMMODITY STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (unaudited)
AND THE PERIOD ENDED JUNE 30, 2017*

	For the Six
	Months Ended	For the
	December 31, 2017	Period Ended
	(unaudited)	June 30, 2017*
Operations:
Net Investment Income (Loss)	$(501)	$(2,958)
Net Realized Gain (Loss) on Futures Contracts	221,131	(24,800)
Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts	32,226	(20,586)
Net Increase (Decrease) in Net Assets Resulting from Operations	252,856	(48,344)

Shareholder Transactions:
Proceeds from Shares Sold - Class A	—	10
Proceeds from Shares Sold - Class I	—	2,400,000
Shares Issued as Reinvestment of Dividends and Distributions - Class A	—	—
Shares Issued as Reinvestment of Dividends and Distributions - Class I	—	—
Cost of Shares Redeemed - Class A	—	—
Cost of Shares Redeemed - Class I	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	—	2,400,010
Net Increase (Decrease) in Net Assets	252,856	2,351,666

Net Assets:
Beginning of Period	2,451,666	100,000
End of Period[1]	$2,704,522	$2,451,666
“Includes Accumulated Undistributed Net Investment Income (Loss) of:	$(501)	$—

Changes in Shares Outstanding:
Class A
Shares Outstanding, Beginning of Period	4,000	4,000 *
Shares Issued	—	—
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	—
Shares Outstanding, End of Period	4,000	4,000

Class I
Shares Outstanding, Beginning of Period	96,000	— *
Shares Issued	—	96,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	—
Shares Outstanding, End of Period	96,000	96,000

* Inception Date, March 31, 2017.

The accompanying consolidated notes are an integral part of the financial statements.

12	Semi-Annual Report December 31, 2017

USCF MUTUAL FUNDS TRUST - USCF COMMODITY STRATEGY FUND CONSOLIDATED FINANCIAL HIGHLIGHTS SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Class A
	For the Six Months Ended		For the
	December 31, 2017		Period Ended
	(unaudited)		June 30, 2017*
Net Asset Value, Beginning of Period	$24.50		$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	(0.06)		(0.05)
Net Realized and Unrealized Gain (Loss)	2.54		(0.45)
Total Income (Loss) from Operations	2.48		(0.50)
Net Asset Value, End of Period	$26.98		$24.50

Total Return(b)	10.17%		(2.04)%
Net Assets, End of Period (thousands)	$108		$98
Ratios of Average Net Assets:
Gross Expenses	9.36	%**	16.76	%**
Net Expenses	1.30	%**	1.30	%**
Net Investment Income (Loss)	(0.46	)%**	(0.84	)%**
Portfolio Turnover Rate(c)	0%		15%

*	Inception Date, March 31, 2017.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying consolidated notes are an integral part of the financial statements.

13

USCF MUTUAL FUNDS TRUST - USCF COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING

THROUGHOUT THE PERIOD INDICATED:

	Class I
	For the Six Months Ended		For the
	December 31, 2017		Period Ended
	(unaudited)		June 30, 2017*
Net Asset Value, Beginning of Period	$24.52		$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	(0.01)		(0.03)
Net Realized and Unrealized Gain (Loss)	2.54		(0.45)
Total Income (Loss) from Operations	2.53		(0.48)
Net Asset Value, End of Period	$27.05		$24.52

Total Return(b)	10.36%		(1.96)%
Net Assets, End of Period (thousands)	$2,597		$2,354
Ratios of Average Net Assets:
Gross Expenses	9.11	%**	16.50	%**
Net Expenses	0.95	%**	0.95	%**
Net Investment Income (Loss)	(0.11	)%**	(0.49	)%**
Portfolio Turnover Rate(c)	0%		15%

*	Inception Date, March 31, 2017.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying consolidated notes are an integral part of the financial statements.

14	Semi-Annual Report December 31, 2017

USCF MUTUAL FUNDS TRUST

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017 (unaudited)

NOTE 1 - ORGANIZATION

The USCF Mutual Funds Trust (the “Trust”) is a Delaware statutory trust formed on July 11, 2016. The Trust is authorized to have multiple segregated series or portfolios, and may establish additional series or portfolios in the future. The Trust is an open- end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one investment portfolio: the USCF Commodity Strategy Fund (the “Fund”). The Fund currently offers two classes of shares: Class A and Class I. The Fund may offer additional classes of shares in the future. The Fund issues shares of beneficial interest with $0.001 par value. The Fund is managed by USCF Advisers LLC (the “Adviser”). The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014 and is a wholly-owned subsidiary of Wainwright Holdings, Inc. The Adviser is also the investment adviser for USCF Cayman Commodity 1, a wholly-owned subsidiary of the Fund.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Fund is an investment company and follows the accounting and reporting guidance in FASB Topic 946.

Calculation of Net Asset Value Per Share

The Fund’s share price is its Net Asset Value (“NAV”) per share. The Fund determines the NAV per share of each class by dividing the Fund’s net assets (i.e., its assets less liabilities) by the total number of outstanding shares of that class.

15

The Fund’s NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (each, a “Business Day”). The NYSE is open for business Monday through Friday, except in observation of the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. NYSE holiday schedules are subject to change without notice.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Holdings that may be valued using “fair value” pricing may include, but are not limited to, holdings for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), holdings subject to non-U.S. investment limits or currency controls, and holdings affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a holding trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of holdings used by the Fund to calculate its NAV may differ from quoted or published prices for the same holdings.

The value of the Fund’s assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-Business Days). As such, the value of the Fund’s investments may change on days when you will not be able to purchase or redeem Fund shares.

Security Valuation

i. Treasuries

The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

ii. Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

16	Semi-Annual Report December 31, 2017

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at December 31, 2017, using the fair value hierarchy:

At December 31, 2017	Total	Level 1	Level 2	Level 3
Investments Cash Equivalents:
United States Treasury Obligations	$1,994,412	$1,994,412	$—	$—
Total Cash Equivalents, at value	$1,994,412	$1,994,412	$—	$—
Short-Term Investments:
Time Deposits	$237,909	$—	$237,909	$—
United States Treasury Obligations	197,665	197,665	—	—
Total Short-Term Investments, at value	$435,574	$197,665	$237,909	$—
Exchange-Traded Futures Contracts
Foreign Contracts	$(805)	$(805)	$—	$—
United States Contracts	12,445	12,445	—	—
Total Exchange-Traded Futures Contracts	$11,640	$11,640	$—	$—
Total Investments	$2,441,626	$2,203,717	$237,909	$—

For the period ended December 31, 2017, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

The Fund adopted the provisions of Accounting Standards Codification 815 - Derivatives and Hedging, which require presentation of qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivatives.

17

Fair Value of Derivative Instruments

	Consolidated	Fair Value	Fair Value
Derivatives not Accounted for	Statements of	At December 31,	At June 30,
as Hedging Instruments	Assets and Liabilities	2017	2017
Open Futures Contracts	Assets	$11,640	$(20,586)

The Effect of Derivative Instruments on the Consolidated Statements of Operations

		For the Period Ended December 31, 2017		For the Period Ended June 30, 2017*
Derivatives not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives Recognized to Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Open Futures Contracts	Net Realized Gain (Loss) on Futures Contracts	$221,131		$(24,800)

	Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts		$32,226		$(20,586)

* Inception date, March 31, 2017.

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

As of and during the period ended December 31, 2017, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

18	Semi-Annual Report December 31, 2017

Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2017 initial year tax return. The Fund’s federal tax return is subject to examination by the IRS for three subsequent fiscal years.

Dividends and Distributions

Dividends from net investment income are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Other

The Fund follows industry practice and records security transactions on the trade date.

NOTE 3 - PRINCIPAL RISKS

i. Cayman Subsidiary

USCF Cayman Commodity 1 (the “Subsidiary”) is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of the Fund. The Subsidiary allows the Fund to gain exposure to certain types of commodity-linked derivative instruments and satisfy regulated investment company tax requirements. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

19

By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Fund may invest up to 25% of its total assets in the Subsidiary. The accompanying Consolidated Schedule of Investments and Consolidated Financial Statements include the positions and accounts of the Subsidiary. All inter-fund balances and transactions, if any, have been eliminated in consolidation.

As of December 31, 2017, the Fund and the Subsidiary net assets were as follows:

		% of Fund Represented by
Total Net Assets	Subsidiary Net Assets	Subsidiary’s Net Assets
$ 2,704,522	$ 579,151	21.4%

ii. Commodity Interests and Other Derivatives

The Fund invests, either directly or indirectly, in a fully margined and collateralized portfolio of futures contracts. Although the Fund may invest in futures contracts directly, the Fund invests in futures contracts primarily through the Subsidiary. The Subsidiary’s investments are considered to be part of the Fund’s portfolio. The Fund’s portfolio of futures contracts will generally consist of the Component Futures Contracts, in proportionally equal weights by notional amount as the SummerHaven Dynamic Commodity Index Total Return (“SDCITR”). The Fund’s portfolio of futures contracts is rebalanced on a monthly basis to reflect the changing composition of the SDCITR. The Fund may also invest in other futures contracts that are economically identical or substantially similar to the Component Futures Contracts. In addition, to obtain the portfolio managers’ desired exposure to commodities markets for the Component Futures Contracts or to help track the SDCITR, the Fund may also invest, directly or indirectly through the Subsidiary, in derivative instruments such as cash-settled options, forward contracts, options on futures contracts, cleared swap contracts, swap contracts other than cleared swap contracts, and other options and swaps (collectively, with the Component Futures Contracts, “Commodity Interests”). Investing in commodities or other derivative instruments in this manner carries risks. The Fund’s exposure to the commodities markets and derivatives may subject the Fund to greater volatility than investments in traditional securities. The value of Commodity Interests and other derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, and other risks affecting a particular industry or commodity.

20	Semi-Annual Report December 31, 2017

Commodity Contracts - The Fund may purchase and sell commodity contracts in the form of forwards, futures, and options; may enter into foreign exchange contracts; may enter into swap agreements and other financial transactions; and may purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws. The Fund may also invest in other instruments related to commodities, including structured notes, and securities of commodities finance and operating companies. In the commodity futures market, there are often costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures with respect to that commodity, the value of the futures contract may change proportionately. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price of the commodity. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodities markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of the supplies of other materials.

Futures and Options on Futures - The Fund may purchase futures and options on futures. A commodities futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

21

The Fund may purchase and sell futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its futures commission merchant (“FCM”) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits.

A futures contract held by the Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

22	Semi-Annual Report December 31, 2017

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may purchase futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Fund. When the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities in an account with the FCM.

When the Fund invests in Commodity Interests (including swaps), it may be required to segregate cash and/or liquid securities to the extent the Fund’s obligations are not covered or otherwise offset. Generally, if the Fund does not cover its obligations to pay or deliver securities or other assets, the Fund will segregate cash or liquid securities in an amount at least equal to the current amount of the obligation. With respect to investments in futures contracts, the Fund will deposit initial margin and any applicable daily variation margin in addition to segregating cash or liquid securities sufficient to satisfy its obligation to purchase or provide securities or currencies, or to pay the amount owed at the contract’s expiration.

Swaps - The Fund may enter into swap agreements and options on swap agreements. Generally, swap agreements are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular investment, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities or investments representing a particular index. Swaps can also be based on credit and other events.

23

In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility may increase market transparency and liquidity but may require the Fund to incur increased expenses. When the Fund enters into a cleared swap, it must deliver initial margin to the central counterparty (via the FCM). During the term of the swap agreement, a variation margin amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional variation margin payments to the FCM to settle the change in value. Conversely, if the market value of the Fund’s position increases, the FCM will post additional variation margin to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. During the term of an uncleared swap, the Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

24	Semi-Annual Report December 31, 2017

An option on a swap agreement generally is an over-the-counter option that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When the Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

NOTE 4 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as investment adviser to the Fund and as such has overall responsibility for the general management and administration of the Trust pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser. The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets. The Sub-Adviser, SummerHaven Investment Management, LLC (the “Sub-Adviser”) assists the Adviser in the management of the Subsidiary’s investments in Commodity Interests.

The Adviser bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Adviser. The Adviser may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of the Fund shares. As compensation for its services and its assumption of certain expenses, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly, equal to 0.80% of the Fund’s average daily net assets. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

The Adviser also serves as investment adviser to the Subsidiary pursuant to an Investment Advisory Agreement (the “Subsidiary Investment Advisory Agreement”). The Sub-Adviser provides services to the Subsidiary pursuant to a Sub-Advisory Agreement (the “Subsidiary Sub-Advisory Agreement”). The Advisory Agreement, the Subsidiary Investment Advisory Agreement, and the Subsidiary Sub-Advisory Agreement were approved by the Board at the October 13, 2016 meeting of the Board.

25

Expense Limitation Agreement

The Adviser has entered into the Expense Limitation Agreement with the Fund under which the Adviser has agreed to waive and/or reimburse fees or pay Fund expenses in order to limit the Fund’s Total Annual Operating Expenses (excluding interest expenses, taxes, brokerage commissions, expenses that are capitalized in accordance with generally accepted accounting principles, expenses related to short sales, acquired fund fees and expenses, and extraordinary expenses) to 1.30% and 0.95% of the Fund’s average daily net assets for the Class A and Class I share classes, respectively. This agreement (the “Expense Limitation Agreement”) is in effect through July 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Limitation Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to reimburse any such waived fees or expenses more than three years after the date on which the fees or expenses were waived or reimbursed. The Expense Limitation Agreement may not be terminated or modified prior to July 31, 2018 except with the approval of the Board.

The Adviser may terminate the Expense Limitation Agreement at any time after July 31, 2018, but upon not less than 90 days’ notice to the Board. The terms of the Expense Limitation Agreement may be revised upon renewal, if renewed. The Adviser is permitted to recoup from the Fund previously waived fees or reimbursed expenses for three years from the date on which the fees were waived or expenses reimbursed, as long as such recoupment does not cause such Fund’s operating expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed.

As of December 31, 2017, the recoupment amount of the expenses to the Adviser is as follows:

Accrued in Fiscal Year:	Amount Eligible:	Amount Recouped:	Amount Expires:
3/31/2017* - 6/30/2017	$94,905	$0	2020
7/1/2017 - 12/31/2017	$105,289	$0	2021

* Inception date, March 31, 2017.

Administrator and Custodian

Brown Brothers Harriman & Company (“BBH”) serves as the administrator and custodian for the Fund. Under the Administrative Agency Agreement with the Trust, BBH performs certain administrative, accounting and dividend disbursing services for the Fund and prepares certain reports filed with the U.S. Securities and Exchange Commission (“SEC”) on behalf of the Trust and the Fund. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts: cash, securities and other assets of the Fund; keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for the Fund. As compensation for the foregoing services, BBH receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are charged to the Fund.

26	Semi-Annual Report December 31, 2017

Fund Transfer Agent

ALPS Fund Services, Inc. serves as the Fund’s transfer agent.

Buying and Selling Fund Shares

In general, you may purchase, redeem, or exchange shares of the Fund on any business day, which is any day the NYSE is open for business, by written request via mail (USCF Commodity Strategy Fund, P.O. Box 1920, Denver, CO 80201), or by telephone at 1(844) 312-2114, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account. The minimum initial and subsequent investment amounts are shown below:

For Class A Shares
To open an account	$1,000
To add an account	$250
For Class I Shares
To open an account	$100,000
To add an account	None

Distributor

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the principal underwriter of the Fund’s shares. The Distributor is obligated to sell the shares of the Fund only on a best efforts basis against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Basket aggregations. The Distributor is a broker- dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Licensing Agreement

SummerHaven Index Management, LLC (the “SHIM”), an affiliate of the Sub-Adviser, owns and maintains the SDCITR. The Adviser and SHIM have entered into a licensing agreement for the use of the SDCITR, for which the Adviser pays SHIM a licensing fee. The licensing fee is separate from the management fee paid to SummerHaven for sub-advisory services provided to the Subsidiary.

27

NOTE 5 - INVESTMENT TRANSACTIONS - PURCHASES AND SALES

During the period ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were $0 and $160,000, respectively.

NOTE 6 - DISTRIBUTIONS AND TAXES

It is the Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and capital gain distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 - BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Fund. These individuals may receive benefits from any management fees paid to the Adviser.

NOTE 8 - TRUSTEES FEES

The Trust compensates each Trustee who is not an employee of the Adviser. Total Trustees’ fees are allocated to the Fund. Prior to the Fund’s commencement of operations, no payments were made to the Trustees during the organization of the Fund. Such payments were made as part of the organization and offering costs of the Fund, which were borne by the Adviser.

NOTE 9 - SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

NOTE 10 - QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge, upon request, by contacting the Fund at 1(800) 920-0259 and on the SEC’s website at www.sec.gov. You may also receive a copy of Form N-Q, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

28	Semi-Annual Report December 31, 2017

Investment Adviser

USCF Advisers LLC

1999 Harrison Street, Suite 1530

Oakland, California 94612

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company
 50 Post Office Square

Boston, Massachusetts 02110-1548

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

5251 S. Quebec Street, Suite 200

Greenwood Village, Colorado 80111

Trustees

Nicholas D. Gerber

Stuart P. Crumbaugh

Andrew F Ngim

Jeremy Henderson

John D. Schwartz

H. Abram Wilson

Thomas Gard

29

Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of the Funds is available without charge by contacting the Funds at 1.800.920.0259, on the Funds’ website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted such proxies since inception to the period ended December 31, 2017 is also available without charge by calling the Funds and on the SEC’s website at www.sec.gov.

ALPS Distributors, Inc.

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

30	Semi-Annual Report December 31, 2017

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual report.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF MUTUAL FUNDS TRUST

By:	/s/ John P. Love
Name:	John P. Love
Title:	President
(Principal Executive Officer)

Date: March 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love
Name:	John P. Love
Title:	President
(Principal Executive Officer)

Date: March 12, 2018

By:	/s/ Stuart P. Crumbaugh
Name:	Stuart P. Crumbaugh
Title:	Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: March 12, 2018